UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2013 (Unaudited)

DWS Small Cap Growth Fund
	Shares	Value ($)
Common Stocks 95.9%
Consumer Discretionary 15.9%
Auto Components 2.1%
American Axle & Manufacturing Holdings, Inc.*	49,455	1,011,355
Tenneco, Inc.*	32,370	1,831,171

		2,842,526
Hotels, Restaurants & Leisure 4.1%
Buffalo Wild Wings, Inc.* (a)	13,718	2,019,290
Jack in the Box, Inc.*	20,499	1,025,360
Life Time Fitness, Inc.* (a)	20,585	967,495
Red Robin Gourmet Burgers, Inc.*	18,845	1,385,861

		5,398,006
Household Durables 2.0%
Ethan Allen Interiors, Inc. (a)	38,648	1,175,672
Ryland Group, Inc. (a)	33,201	1,441,255

		2,616,927
Media 1.8%
Cinemark Holdings, Inc.	37,144	1,238,010
Sinclair Broadcast Group, Inc. "A"	32,070	1,145,861

		2,383,871
Specialty Retail 5.2%
ANN, Inc.*	28,062	1,025,947
Children's Place Retail Stores, Inc.*	19,894	1,133,361
DSW, Inc. "A"	30,036	1,283,438
Outerwall, Inc.* (a)	18,237	1,226,803
Penske Automotive Group, Inc.	33,746	1,591,461
Sears Hometown & Outlet Stores, Inc.*	23,935	610,343

		6,871,353
Textiles, Apparel & Luxury Goods 0.7%
Carter's, Inc.	12,847	922,286
Consumer Staples 5.3%
Food & Staples Retailing 2.7%
Susser Holdings Corp.* (a)	16,646	1,090,146
The Fresh Market, Inc.*	18,195	736,897
United Natural Foods, Inc.*	22,599	1,703,739

		3,530,782
Food Products 2.6%
Boulder Brands, Inc.* (a)	73,847	1,171,213
Hain Celestial Group, Inc.* (a)	14,498	1,316,129
Snyder's-Lance, Inc.	36,147	1,038,142

		3,525,484
Energy 5.1%
Energy Equipment & Services 1.3%
Dril-Quip, Inc.*	10,487	1,152,836
Helix Energy Solutions Group, Inc.*	28,305	656,110

		1,808,946
Oil, Gas & Consumable Fuels 3.8%
Americas Petrogas, Inc.*	339,909	550,382
Goodrich Petroleum Corp.* (a)	46,941	798,936
Oasis Petroleum, Inc.*	10,275	482,617
PDC Energy, Inc.*	21,198	1,128,157
Rosetta Resources, Inc.*	22,491	1,080,468
Western Refining, Inc. (a)	23,072	978,483

		5,019,043
Financials 7.8%
Capital Markets 2.1%
Financial Engines, Inc. (a)	22,391	1,555,727
WisdomTree Investments, Inc.*	70,831	1,254,417

		2,810,144
Commercial Banks 1.4%
Banco Latinoamericano de Comercio Exterior SA "E"	25,926	726,447
The Bancorp., Inc.*	36,132	647,124
Tristate Capital Holdings, Inc.*	42,104	499,353

		1,872,924
Consumer Finance 3.3%
Encore Capital Group, Inc.* (a)	32,175	1,617,115
Portfolio Recovery Associates, Inc.* (a)	23,671	1,250,776
Springleaf Holdings, Inc.*	57,447	1,452,260

		4,320,151
Thrifts & Mortgage Finance 1.0%
Ocwen Financial Corp.*	23,348	1,294,647
Health Care 19.4%
Biotechnology 3.5%
Anacor Pharmaceuticals, Inc.* (a)	84,301	1,414,571
Cancer Genetics, Inc.*	49,550	682,799
Momenta Pharmaceuticals, Inc.*	78,957	1,395,960
Spectrum Pharmaceuticals, Inc.* (a)	85,163	753,692
Synta Pharmaceuticals Corp.*	85,812	449,655

		4,696,677
Health Care Equipment & Supplies 8.6%
Analogic Corp.	13,549	1,199,899
ArthroCare Corp.*	32,968	1,326,632
CONMED Corp.	31,664	1,345,720
Derma Sciences, Inc.*	56,677	613,245
HeartWare International, Inc.*	12,344	1,159,842
Sunshine Heart, Inc.*	99,860	969,641
SurModics, Inc.*	55,885	1,363,035
Thoratec Corp.*	41,923	1,534,382
Zeltiq Aesthetics, Inc.*	102,005	1,928,915

		11,441,311
Health Care Providers & Services 3.4%
Centene Corp.*	25,689	1,514,366
ExamWorks Group, Inc.*	36,303	1,084,371
Kindred Healthcare, Inc.	48,456	956,521
Universal American Corp.	128,589	938,700

		4,493,958
Life Sciences Tools & Services 0.7%
Furiex Pharmaceuticals, Inc.*	21,909	920,397
Pharmaceuticals 3.2%
Flamel Technologies SA (ADR)*	71,870	578,554
Pacira Pharmaceuticals, Inc.*	46,116	2,651,209
Questcor Pharmaceuticals, Inc. (a)	19,736	1,074,625

		4,304,388
Industrials 14.3%
Commercial Services & Supplies 2.1%
Interface, Inc.	63,930	1,403,903
Team, Inc.*	30,858	1,306,527

		2,710,430
Electrical Equipment 2.4%
AZZ, Inc.	29,935	1,462,624
Thermon Group Holdings, Inc.* (a)	62,853	1,717,773

		3,180,397
Machinery 4.1%
Altra Industrial Motion Corp.	37,550	1,284,961
Chart Industries, Inc.*	16,141	1,543,725
Manitex International, Inc.* (a)	85,033	1,350,324
WABCO Holdings, Inc.*	13,237	1,236,468

		5,415,478
Professional Services 2.4%
TrueBlue, Inc.*	66,872	1,723,960
WageWorks, Inc.*	25,381	1,508,647

		3,232,607
Road & Rail 2.3%
Roadrunner Transportation Systems, Inc.*	53,880	1,452,066
Swift Transportation Co.* (a)	73,560	1,633,768

		3,085,834
Trading Companies & Distributors 1.0%
United Rentals, Inc.* (a)	16,541	1,289,371
Information Technology 23.8%
Communications Equipment 0.6%
Ciena Corp.* (a)	35,673	853,655
Electronic Equipment, Instruments & Components 2.4%
Cognex Corp.	40,952	1,563,548
IPG Photonics Corp.* (a)	19,989	1,551,346

		3,114,894
Internet Software & Services 2.3%
Cornerstone OnDemand, Inc.*	24,933	1,329,926
CoStar Group, Inc.*	9,599	1,771,784

		3,101,710
IT Services 3.4%
Cardtronics, Inc.*	45,268	1,966,895
MAXIMUS, Inc.	38,327	1,686,005
Virtusa Corp.*	23,582	898,238

		4,551,138
Semiconductors & Semiconductor Equipment 4.2%
Advanced Energy Industries, Inc.*	78,027	1,783,697
Cavium, Inc.* (a)	21,223	732,406
Photronics, Inc.*	165,142	1,491,232
RF Micro Devices, Inc.*	118,271	610,278
Semtech Corp.*	37,945	959,250

		5,576,863
Software 10.9%
Aspen Technology, Inc.*	37,136	1,552,285
Bottomline Technologies de, Inc.* (a)	42,137	1,523,674
CommVault Systems, Inc.*	14,186	1,062,247
Imperva, Inc.*	33,353	1,605,280
PTC, Inc.*	49,868	1,764,828
Qlik Technologies, Inc.*	53,068	1,413,201
Seachange International, Inc.*	65,648	798,280
TiVo, Inc.*	88,307	1,158,588
Tyler Technologies, Inc.*	16,023	1,636,429
Ultimate Software Group, Inc.*	12,324	1,888,283

		14,403,095
Materials 3.7%
Chemicals 1.1%
A Schulman, Inc.	9,492	334,688
Minerals Technologies, Inc.	17,968	1,079,338

		1,414,026
Construction Materials 0.9%
Eagle Materials, Inc.	16,268	1,259,631
Metals & Mining 1.7%
Haynes International, Inc.	12,319	680,501
U.S. Silica Holdings, Inc. (a)	44,253	1,509,470

		2,189,971
Telecommunication Services 0.6%
Diversified Telecommunication Services
inContact, Inc.*	110,433	862,482

Total Common Stocks (Cost $93,921,948)		127,315,403
Exchange-Traded Funds 2.2%
iShares Russell 2000 Growth Index Fund (a)	7,759	1,051,422
iShares Russell 2000 Index Fund (a)	8,875	1,023,376
SPDR S&P Biotech (a)	6,296	819,739

Total Exchange-Traded Funds (Cost $2,543,198)		2,894,537
Securities Lending Collateral 21.1%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $27,962,398)	27,962,398	27,962,398
Cash Equivalents 4.3%
Central Cash Management Fund, 0.05% (b) (Cost $5,708,168)	5,708,168	5,708,168

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $130,135,712) †	123.5	163,880,506
Other Assets and Liabilities, Net (a)	(23.5)	(31,229,551)

Net Assets	100.0	132,650,955

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $130,556,712.  At December 31, 2013, net unrealized appreciation for all securities based on tax cost was $33,323,794.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $35,506,978 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,183,184.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2013 amounted to $27,431,971, which is 20.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$127,315,403	$—	$—	$127,315,403
Exchange-Traded Fund	2,894,537			2,894,537
Short-Term Investments (d)	33,670,566	—	—	33,670,566

Total	$163,880,506	$—	$—	$163,880,506

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014